VIEs (VIEs Consolidated within Sohu Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
ASSETS:
Cash and cash equivalents	$ 128,308		$ 159,927
Short-term investments	702,372		744,498
Accounts receivable, net	43,335		53,762
Prepaid and other current assets	93,903		83,575
Total current assets	967,918		1,041,762
Fixed assets, net	246,263	[1]	252,860	[2]
Other non-current assets	12,325		10,995
Total assets	1,636,053		1,734,666
LIABILITIES:
Accounts payable	36,215		36,043
Accrued liabilities	95,430		97,138
Receipts in advance and deferred revenue	54,878		51,007
Total current liabilities	333,713		321,967
Long-term tax liabilities	13,121		211,848
Total liabilities	357,982		811,978
Cost of revenues:
Total cost of revenues	131,489		165,833		$ 145,757
Operating expenses:
Total operating expenses	546,649		541,967		542,225
Net income from continuing operations	394,086		(100,238)		(66,070)
Cash flows from operating activities:
Net cash provided by continuing operating activities	(4,762)		(48,018)		(25,567)
Net cash provided by operating activities	(4,762)		(48,018)		(25,567)
Cash flows from investing activities:
Net cash provided by/(used in) continuing investing activities	24,843		(113,360)		(291,665)
Net cash provided by/(used in) investing activities	24,843		(113,360)		(291,665)
Cash flows from financing activities:
Net cash used in continuing financing activities	(54,077)		(40,875)		(6,560)
Net cash used in financing activities	(54,077)		(40,875)		(6,560)
Variable Interest Entity Primary Beneficiary [Member]
ASSETS:
Cash and cash equivalents	14,390		12,990
Short-term investments	10,786		18,589
Accounts receivable, net	20,059		27,315
Prepaid and other current assets	4,465		4,967
Intra-Group receivables due from subsidiaries	135,745		118,761
Total current assets	185,445		182,622
Fixed assets, net	36		74
Investment in Subsidiaries	572,549		347,783
Other non-current assets	34,213		50,352
Total assets	792,243		580,831
LIABILITIES:
Accounts payable	5,275		5,159
Accrued liabilities	21,631		24,700
Receipts in advance and deferred revenue	52,335		46,845
Other current liabilities	12,892		15,887
Intra-Group payables due to subsidiaries	221,044		234,405
Total current liabilities	313,177		326,996
Long-term tax liabilities	13,121		12,830
Other non-current liabilities	1,423		1,444
Total liabilities	327,721		341,270
Revenues:
Total revenues	504,469		498,379		490,485
Cost of revenues:
Total cost of revenues	137,402		133,375		141,662
Operating expenses:
Total operating expenses	339,493		338,124		326,871
Net income from continuing operations	2,595		21,744		23,879
Cash flows from operating activities:
Net cash provided by continuing operating activities	45,359		26,103		27,169
Net cash provided by operating activities	45,359		26,103		27,169
Cash flows from investing activities:
Net cash provided by/(used in) continuing investing activities	(30,572)		27,473		58,972
Net cash provided by/(used in) investing activities	(30,572)		27,473		58,972
Cash flows from financing activities:
Net cash used in continuing financing activities	(13,393)		(48,657)		(101,611)
Net cash used in financing activities	(13,393)		(48,657)		(101,611)
Variable Interest Entity Primary Beneficiary [Member] | Third-party [Member]
Revenues:
Total revenues	490,675		484,911		477,202
Cost of revenues:
Total cost of revenues	43,985		60,678		55,227
Operating expenses:
Total operating expenses	46,952		63,633		44,059
Cash flows from operating activities:
Net cash provided by operating activities	442,252		384,664		409,762
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	7,498		(8,315)		(14,922)
Variable Interest Entity Primary Beneficiary [Member] | Intra-Group [Member]
Revenues:
Total revenues	13,794		13,468		13,283
Cost of revenues:
Total cost of revenues	93,417		72,697		86,435
Operating expenses:
Total operating expenses	292,541		274,491		282,812
Cash flows from operating activities:
Net cash provided by operating activities	(396,893)		(358,561)		(382,593)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	(38,070)		35,788		73,894
Cash flows from financing activities:
Net cash used in financing activities	$ (13,393)		$ (48,657)		$ (101,611)

[1]	Total additions to fixed assets of both Sohu and Changyou were $0.3 million for the year ended December 31, 2025
[2]	Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.